EXHIBIT 99.1

John Deere Owner Trust 2011

Statement to Noteholders

$334,000,000 Class A-1 0.30642% Asset Backed Notes due May 11, 2012

$333,000,000 Class A-2 0.64000% Asset Backed Notes due June 16, 2014

$340,000,000 Class A-3 1.29000% Asset Backed Notes due January 15, 2016

$98,528,000 Class A-4 1.96000% Asset Backed Notes due April 16, 2018

$52,093,971 Asset Backed Certificates

Payment Date:				15-Feb-13

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$276,846,954.79
		(ii)	A-3 Note Pool Factor:	0.8142557

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$98,528,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$38,849,646.36
		per $1,000 original principal amount:		$114.26

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$38,849,646.36

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$297,610.48
			per $1,000 original principal amount:	$0.88

		(iv)	Class A-4 Notes:	$160,929.07
			per $1,000 original principal amount:	$1.63

		(v)	Total:	$458,539.55

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$426,977,900.12
		(ii)	at end of related Collection Period:	$388,869,753.85

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$427,468,925.83
		(ii)	at end of related Collection Period:	$388,619,279.47

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$452,494,399.14
		(ii)	at end of related Collection Period:	$411,264,760.99

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$237,997,308.43
		(ii)	A-3 Note Pool Factor:	0.6999921

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$98,528,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$52,093,971.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$355,814.92
	per $1,000 original principal amount:			$0.30
	(a)	Amount of Servicing Fee earned:		$355,814.92
	(b)	Amount of Servicing Fee paid:		$355,814.92
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$20,258,385.00
	(ii)	Specified Reserve Account Balance:		$20,258,385.00

(9)	(i)	Face Amount of Receivables 60 days or more past due:		$4,382,830.34
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.13%

(10)	(i)	Aggregate amount of net losses for the collection period:		$16,709.19
	(ii)	Cumulative amount of net losses:		$1,467,244.20
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.13%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$462,817.38
		(ii)	% of Pool Balance:	0.11%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%